UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/07

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
38	Information About the Review and Approval
of the Fund’s Management Agreement
F O R M O R E I N F O R M AT I O N

Back Cover

The Fund

Dreyfus Intermediate Municipal
Bond Fund, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2007, through November 30, 2007.

Volatility has returned to the municipal bond market. The past few months have been filled with greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and a credit crisis spread from the sub-prime mortgage sector of the taxable bond market to other areas of the financial markets,including municipal bonds. A high degree of leverage within parts of the financial system made these price fluctuations more intense than they otherwise might have been. While we saw few changes in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of difficult liquidity.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased. Although the housing downturn and sub-prime turmoil may persist, fiscal conditions so far have remained sound for most municipal bond issuers, and lower short-term interest rates from the Federal Reserve Board may help forestall a technical recession.Turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you consider whether to reposition your investments in this changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
December 17, 2007

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2007, through November 30, 2007, as provided by Monica S.Wieboldt, Senior Portfolio Manager

Fund and Market Performance Overview

Although a credit crisis led to sharp declines in the municipal bond market over the summer of 2007, the fund and benchmark achieved positive absolute total returns for the overall reporting period.The fund’s return was lower than its benchmark, however, primarily due to weakness among lower-rated holdings not represented in the index composition.

For the six-month period ended November 30, 2007, Dreyfus Intermediate Municipal Bond Fund achieved a total return of 2.07% .1 The Lehman Brothers 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 3.99% for the same period.2

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that

T h e F u n d 3

DISCUSSION OF FUND PERFORMANCE (continued)

are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

A Fixed-Income Credit Crisis Produced Heightened Market Volatility

After a sustained period of relative stability, municipal bond market conditions changed dramatically during the reporting period when turmoil among sub-prime mortgages spread to other areas of the financial markets. Although we saw little evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds and other institutional investors, which were forced to sell creditworthy and liquid securities to meet redemption requests and margin calls. In the aftermath of the summertime decline, tax-exempt bonds traded at their highest yield levels in more than three years.

The resulting difficult liquidity conditions prompted the Federal Reserve Board (the “Fed”) to reduce the discount rate in August and the federal funds rate in September and October, the first reductions in short-term interest rates in more than four years. The market generally responded favorably to these actions, sparking a rally in September and October that helped offset some of the municipal bond market’s previous losses.

Municipal bonds also were influenced by supply-and-demand factors. For example, a number of states securitized their settlements of litigation with U.S. tobacco companies, resulting in a surge in the supply of tobacco-related bonds that put downward pressure on prices later in the reporting period.

A Focus on Intermediate Maturities Supported Fund Performance

Intermediate-term municipal bonds proved to be one of the better performing market segments during the credit crisis, on a relative basis,

enabling the fund to avoid the full brunt of weakness that affected longer-term securities. However, the fund’s lower-rated holdings, such as corporate-related municipal debt and tax-exempt bonds backed by airlines that contributed positively to the fund’s total return early in the reporting period, underperformed significantly during the volatile summer downturn.

Because sub-prime related losses experienced by major brokerage firms and insurance companies tightened liquidity across all market sectors, we reduced the fund’s exposure to lower-rated municipal credits.In addition, we generally maintained the fund’s weighted average maturity in a range that was in line with industry averages, which helped the fund participate more fully in the relatively strong intermediate segment of the market’s maturity range.

Maintaining a Conservative Investment Posture

Volatility in the credit markets has not yet run its course, in our judg-ment.Therefore, we intend to focus on higher-quality bonds with maturities within 15 years that are backed by the revenue streams of specific projects rather than general tax receipts. In our view, these are prudent strategies in today’s changing economic and market environments.

December 17, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from June 1, 2007 to November 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2007

Expenses paid per $1,000 †	$ 4.09
Ending value (after expenses)	$1,020.70

COMPARING YOUR	FUND’S EXPENSES
WITH THOSE OF	OTHER FUNDS(Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2007

Expenses paid per $1,000 †	$ 4.09
Ending value (after expenses)	$1,020.95

† Expenses are equal to the fund’s annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT	OF INVESTMENTS
November 30, 2007	(Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—1.0%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; MBIA)	5.00	10/1/22	5,000,000	5,309,550
Huntsville Health Care Authority,
Revenue (Insured; MBIA)	5.00	6/1/13	1,600,000	1,709,936
McIntosh Industrial Development
Board, Environmental
Facilities Revenue (Ciba
Specialty Chemicals
Corporation Project)	4.65	6/1/08	375,000	376,369
Alaska—4.3%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,747,418
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,760,292
Alaska Student Loan Corporation,
Student Loan Revenue
(Insured; AMBAC)	6.00	7/1/16	6,380,000	6,672,714
Anchorage
(Insured; FGIC)	5.88	12/1/10	2,365,000 [a]	2,539,490
Anchorage
(Insured; FGIC)	5.88	12/1/10	1,500,000 [a]	1,610,670
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/09	2,910,000	3,088,179
Anchorage,
GO (Schools) (Insured; FGIC)	5.25	9/1/13	2,000,000 [a]	2,195,580
Anchorage,
LR, Correctional Facility
(Insured; FSA)	5.88	2/1/10	3,175,000 [a]	3,348,387
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/10	4,745,000 [a]	5,049,771
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.20	6/1/10	1,750,000 [a]	1,831,533
Arizona—.6%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	4,000,000	4,011,040

T h e F u n d 7

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California—4.8%
ABAG Finance Authority for
Nonprofit Corporations, Revenue
(San Diego Hospital Association)	5.13	3/1/18	1,000,000	1,021,910
Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000	909,420
California,
GO	5.00	8/1/22	5,000,000	5,175,100
California,
GO (Various Purpose)	5.00	11/1/22	3,000,000	3,129,840
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	4,868,100
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	3,300,000 [a]	3,619,572
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/16	3,295,000	3,682,294
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	2,011,920
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,435,000	3,984,493
Sacramento County Sanitation
District Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; FGIC)	5.25	12/1/23	3,125,000	3,514,281
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,435,000	2,290,069
Colorado—.8%
El Paso County School District
(Number 11 Colorado Springs)	6.25	12/1/09	1,000,000	1,052,350

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado (continued)
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/10	2,000,000	2,170,200
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/11	2,040,000	2,265,134
Connecticut—.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000 [b]	1,014,940
District of Columbia—1.3%
District of Columbia
(Insured; MBIA)	6.00	6/1/12	3,280,000	3,632,830
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,712,232
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,820,637
Florida—4.9%
Collier County,
Gas Tax Revenue
(Insured; AMBAC)	5.25	6/1/19	2,190,000	2,345,775
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,316,150
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company Project)	5.10	10/1/13	5,000,000	5,152,650
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.00	9/1/17	3,750,000	3,821,662
Lee County Industrial Development
Authority, Healthcare Facilities
Revenue (Cypress Cove at
Healthpark Florida, Inc. Project)	4.75	10/1/08	1,155,000	1,152,216
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/15	5,000,000	5,377,100
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,404,500

T h e F u n d 9

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Palm Beach County School Board,
COP (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,418,200
Polk County,
Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000	2,152,040
Georgia—4.7%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,750,234
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,885,328
Atlanta,
Water and Wastewater
Revenue (Insured; FSA)	5.25	11/1/15	5,000,000	5,503,750
Augusta,
Water and Sewerage Revenue
(Insured; FSA)	5.00	10/1/23	5,000,000	5,375,600
Georgia	5.00	8/1/23	5,000,000	5,395,350
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	6.00	9/1/10	1,275,000	1,365,665
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/14	1,710,000 [a]	1,909,129
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured; MBIA)	5.25	11/1/12	2,735,000	2,967,776
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured; MBIA)	5.25	11/1/16	5,000,000	5,399,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Hawaii—.4%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,575,000	2,679,983
Illinois—3.0%
Chicago Housing Authority,
Revenue (Capital Program)	5.25	7/1/10	2,420,000	2,539,354
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	6,998,637
Chicago O’Hare International
Airport, Second Lien Passenger
Facility Charge Revenue
(Insured; AMBAC)	5.25	1/1/10	3,095,000	3,189,738
Chicago Park District,
GO Limited Tax Park
(Insured; FGIC)	5.50	1/1/20	1,300,000	1,378,546
Illinois Health Facilities Authority,
Revenue (The Passavant Memorial
Area Hospital Association Project)	5.65	10/1/10	4,850,000 [a]	5,199,442
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick
Place Expansion Project)
(Insured; MBIA)	0/5.55	6/15/21	2,500,000 [c]	2,190,850
Indiana—1.1%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	5/1/13	1,000,000	1,051,340
Indianapolis Local Public Improvement
Bond Bank (Insured; FSA)	6.50	1/1/11	6,415,000	7,007,489
Kansas—2.0%
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment
Project Area B)	4.75	12/1/16	3,800,000	3,816,340
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,439,425

T h e F u n d 11

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kentucky—1.7%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,175,880
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust First
Series) (Insured; MBIA)	5.25	9/1/18	5,000,000	5,619,750
Kentucky Municipal Power Agency,
Power System Revenue
(Praire State Project)
(Insured; MBIA)	5.25	9/1/19	2,000,000	2,211,180
Louisiana—.3%
Morehouse Parish,
PCR (International Paper
Company Project)	5.25	11/15/13	2,000,000	2,068,620
Maine—.6%
Maine Housing Authority,
Mortgage Purchase	4.75	11/15/21	4,100,000	4,077,163
Massachusetts—1.7%
Massachusetts,
Consolidated Loan	5.00	12/1/10	3,000,000	3,150,090
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,941,500
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.35	12/1/10	3,000,000	3,069,600
Michigan—4.7%
Detroit,
Water Supply System Revenue
(Insured; FSA)	5.00	7/1/22	5,000,000	5,294,900
Detroit Local Development Finance
Authority, Tax Increment Revenue	5.20	5/1/10	5,745,000	5,694,042
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	7,755,000	7,976,017
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,137,711
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,690,540

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,616,575
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.75	11/15/11	3,250,000 [a]	3,559,660
Michigan Municipal Bond Authority,
Revenue (Drinking Water
Revolving Fund)	5.25	10/1/09	2,370,000 [a]	2,453,922
Minnesota—2.4%
Lakeville Independent School District
Number 194, GO (Insured; FSA)	5.00	2/1/18	5,000,000	5,258,550
Minnesota Public Facilities
Authority, Clean Water Revenue	5.00	3/1/20	7,500,000	8,144,325
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000	2,962,920
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	1,024,320
Mississippi—.7%
Mississippi Development Bank,
Special Obligation Revenue (Madison
County Highway Construction
Project) (Insured; FGIC)	5.00	1/1/22	5,000,000	5,276,450
Missouri—.9%
Missouri Development Finance
Board, Infrastructure Facilities
Revenue (Branson Landing Project)	6.00	6/1/20	3,160,000	3,465,035
Saint Louis,
Airport Revenue (Airport
Development Program)
(Insured; MBIA)	5.63	7/1/11	2,500,000 [a]	2,698,050
Nevada—.7%
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,053,350

T h e F u n d 13

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Hampshire—.6%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,181,554
New Jersey—3.6%
Bayonne,
Temporary Note	5.00	10/24/08	1,000,000	1,005,060
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,058,320
Casino Reinvestment Development
Authority, Revenue (Insured; MBIA)	5.25	6/1/19	5,000,000	5,439,150
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.38	6/15/15	3,300,000	3,398,802
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/16	1,000,000	1,034,740
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured; Radian)	5.00	7/1/10	1,880,000	1,921,510
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured; Radian)	5.00	7/1/11	1,970,000	2,023,879
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,425,000	3,618,478
New Jersey Turnpike Authority,
Revenue (Insured; MBIA)	5.63	1/1/10	3,910,000 [a]	4,096,937
New Mexico—.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,546,050
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	3,027,911
New York—7.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	3.45	9/1/15	3,000,000 [d]	2,949,960
New York City	5.00	8/1/18	5,000,000	5,327,150
New York City	5.00	4/1/20	2,500,000	2,614,575

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City	5.00	4/1/22	5,110,000	5,308,268
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,000,000	2,046,840
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	3,500,000	3,778,040
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	4,725,000	5,188,192
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000 [e]	968,750
New York State Local Government
Assistance Corporation	5.25	4/1/16	3,425,000	3,753,492
New York State Local Government
Assistance Corporation
(Insured; FSA)	5.25	4/1/16	2,200,000	2,428,140
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue	5.50	4/1/12	3,950,000	4,289,068
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured; AMBAC)	5.00	4/1/18	5,000,000 [b,f]	5,375,025
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,114,240
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)	5.25	3/15/11	1,565,000	1,662,734
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P. Facility)	5.45	11/15/12	2,000,000	2,011,140

T h e F u n d 15

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina—5.0%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(Insured; FSA)	5.00	1/15/20	5,000,000	5,298,450
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,139,770
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,312,452
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	5,000,000	5,308,650
North Carolina Medical Care
Commission, FHA Insured
Mortgage Revenue (Morehead
Memorial Hospital Project)
(Insured; FSA)	5.00	11/1/20	5,000,000	5,257,450
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	972,630
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,209,512
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,744,140
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,750,700
Ohio—1.8%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	5,000,000	5,580,750
Franklin County Convention
Facilities Authority, Tax and
Lease Revenue Anticipation Bonds	5.00	12/1/23	2,075,000	2,203,339

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,547,835
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier University
Project) (Insured; CIFG)	5.25	5/1/20	3,230,000	3,445,893
Oregon—1.4%
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue (Insured; MBIA)	4.00	5/1/14	3,700,000	3,725,419
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000	6,268,639
Pennsylvania—6.6%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA)	5.75	1/1/11	5,000,000	5,302,150
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.00	11/15/28	4,750,000	4,226,407
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,020,220
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,032,640
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,705,000
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,791,186
Erie County Industrial Development
Authority, EIR (International
Paper Company Project)	5.25	9/1/10	2,100,000	2,135,574

T h e F u n d 17

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,528,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,988,156
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,987,597
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,580,000	2,669,139
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/11	1,475,000 [a]	1,635,834
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	571,930
Rhode Island—.8%
Rhode Island Health and
Educational Building
Corporation, Health Facilities
Revenue (Saint Antoine
Residence Issue)
(LOC; Allied Irish Bank)	5.50	11/15/09	1,430,000	1,468,038
Rhode Island Health and
Educational Building Corporation,
Hospital Financing Revenue
(Lifespan Obligation Group Issue)
(Insured; MBIA)	5.75	5/15/08	560,000	565,908
Rhode Island Student Loan
Authority, Student Loan Program
Revenue (Insured; AMBAC)	4.80	12/1/21	3,600,000	3,684,564
South Carolina—3.6%
Anderson County,
IDR (Federal Paper Board
Company, Inc. Project)	4.75	8/1/10	4,520,000	4,513,536

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

South Carolina (continued)
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,777,095
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina Project)	5.25	12/1/21	5,000,000	5,285,800
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,207,900
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,139,507
Tennessee—1.5%
Johnson City Health and
Educational Facility Board, HR
(Medical Center Hospital
Improvement) (Insured; MBIA)	5.13	7/1/11	6,720,000	6,915,149
Tennessee Housing Development
Agency (Homeownership Program)	5.20	7/1/10	1,815,000	1,869,650
Tennessee Housing Development
Agency (Homeownership Program)	5.30	7/1/11	2,140,000	2,200,862
Texas—11.9%
Alliance Airport Authority Inc.,
Special Facilities Revenue (Federal
Express Corporation Project)	4.85	4/1/21	8,870,000 [b,f]	8,708,034
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	1,946,997
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	1,128,049
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	1,553,585

T h e F u n d 19

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Bexar County,
Revenue (Venue Project)
(Insured; MBIA)	5.75	8/15/13	5,000,000	5,306,600
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue
(Learjet Inc. Project)	6.15	1/1/16	4,000,000	3,944,520
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	6.75	2/15/10	1,700,000 [a]	1,825,885
Deer Park Independent School
District, Limited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/21	2,235,000	2,445,604
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,245,233
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,951,217
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	5,000,000	5,102,950
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	11/15/17	5,000,000	5,604,300
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA)	5.25	5/15/12	2,750,000	2,963,262
Lewisville,
Combination Tax and Revenue
Certificates of Obligation
(Insured; MBIA)	5.25	2/15/20	1,230,000	1,322,102

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project)
(Insured; FGIC)	5.00	5/15/20	4,200,000	4,355,610
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.13	4/1/09	2,250,000	2,266,448
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,506,630
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA)	5.75	2/15/14	5,000,000	5,635,950
Tarrant County Health
Facilities Development
Corporation, Health
System Revenue (Harris
Methodist Health System)	6.00	9/1/10	7,725,000	8,081,354
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	4.37	12/15/17	10,000,000 [d]	9,387,800
Texas Municipal Power Agency,
Revenue (Insured; AMBAC)	0.00	9/1/09	170,000	160,079
Utah—1.4%
Jordanelle Special Service
District (Special Assessment
Improvement District)	8.00	10/1/11	3,210,000	3,401,412
Orem,
Sales Tax Revenue
(Insured; AMBAC)	5.00	4/15/12	3,325,000 [a]	3,556,886
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,145,438

T h e F u n d 21

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia—2.4%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center
Expansion Project)	6.00	6/15/10	2,000,000 [a]	2,151,280
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000	4,407,715
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.25	6/1/12	3,000,000 [a]	3,154,140
Virginia College Building
Authority, Educational Facilities
Revenue (Public Higher
Education Financing Program)	4.50	9/1/18	2,450,000	2,598,397
Virginia Port Authority,
Commonwealth Port
Fund Revenue	5.00	7/1/19	4,415,000	4,576,677
Washington—5.2%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,280,150
Franklin County,
GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000	5,355,650
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA)	5.25	12/1/20	2,710,000	2,910,838
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000	5,267,000
Seattle,
Municipal Light and Power
Improvements Revenue
(Insured; FSA)	5.25	3/1/10	50,000	52,148
Seattle,
Municipal Light and Power
Improvements Revenue
(Insured; FSA)	5.25	3/1/10	13,000,000 [b,f]	13,558,285
Washington	5.75	10/1/12	20,000	21,373
Washington	5.75	10/1/12	2,305,000	2,447,311

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington (continued)
Washington Housing Finance
Commission (Single Family
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.75	12/1/37	2,000,000	2,143,620
West Virginia—.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,120,549
Wisconsin—.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000	3,830,925
U.S. Related—1.2%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	5,000,000 [a]	5,308,150
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,300,000 [a]	3,503,379
Total Long-Term Municipal Investments
(cost $690,473,340)				701,318,878

Short-Term Municipal
Investments—1.7%

Florida—.6%
Sarasota County Public Hospital
Board, HR (Sarasota Memorial
Hospital Project) (Insured; AMBAC)	3.70	12/1/07	4,000,000 [g]	4,000,000
Illinois—.7%
Chicago Board of Education,
Dedicated Revenues (Insured;
CIFG and Liquidity Facility;
DEPFA Bank PLC)	3.58	12/1/07	5,080,000 [g]	5,080,000
Pennsylvania—.3%
Allentown Commercial and
Industrial Development
Authority, Revenue (Diocese of
Allentown) (LOC; Wachovia Bank)	3.50	12/1/07	2,000,000 [g]	2,000,000

T h e F u n d 23

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas—.1%
Lufkin Health Facilities
Development Corporation Health
System Revenue Refunding
(Memorial Health System
of East Texas) (LOC; Allied
Irish Banks PLC)	3.59	12/1/07	1,000,000 [g]	1,000,000
Total Short-Term Municipal Investments
(cost $12,080,000)				12,080,000

Total Investments (cost $702,553,340)			100.0%	713,398,878
Cash and Receivables (Net)			.0%	81,113
Net Assets			100.0%	713,479,991

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2007, these securities amounted to $28,656,284 or 4.0% of net assets.
[c] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[d] Variable rate security—interest rate subject to periodic change.
[e] Purchased on a delayed delivery basis.
[f] Collateral for floating rate borrowings.
[g] Securities payable on demand.Variable interest rate—subject to periodic change.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

T h e F u n d 25

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	57.5
AA		Aa		AA	13.2
A		A		A	9.8
BBB		Baa		BBB	10.0
BB		Ba		BB	4.0
B		B		B	.8
F1		MIG1/P1		SP1/A1	1.4
Not Rated [h]		Not Rated [h]		Not Rated [h]	3.3
					100.0

† Based on total investments.
[h] Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

S TAT E M E N T	O F A S S E T S	A N D	L I A B I L I T I E S
N o v e m b e r 3 0 , 2 0 0 7	( U n a u d i t e d )

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	702,553,340	713,398,878
Interest receivable		11,067,145
Receivable for investment securities sold		4,478,586
Receivable for shares of Common Stock subscribed		188,702
Prepaid expenses		82,071
		729,215,382

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		358,259
Cash overdraft due to Custodian		393,399
Payable for floating rate notes issued—Note 4		13,435,000
Payable for investment securities purchased		959,350
Payable for shares of Common Stock redeemed		383,380
Interest and related expenses payable		107,193
Accrued expenses		98,810
		15,735,391

Net Assets ($)		713,479,991

Composition of Net Assets ($):
Paid-in capital		708,434,195
Accumulated distributions in excess of
investment income—net		(18,567)
Accumulated net realized gain (loss) on investments		(5,781,175)
Accumulated net unrealized appreciation
(depreciation) on investments		10,845,538

Net Assets ($)		713,479,991

Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		53,945,725
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		13.23

See notes to financial statements.

T h e F u n d 27

STATEMENT	OF OPERATIONS
Six Months Ended	November 30, 2007 (Unaudited)

Investment Income ($):
Interest Income	16,537,537
Expenses:
Management fee—Note 3(a)	2,153,149
Shareholder servicing costs—Note 3(b)	335,972
Interest and related expenses	298,934
Professional fees	68,324
Custodian fees—Note 3(b)	31,563
Directors’ fees and expenses—Note 3(c)	25,762
Prospectus and shareholders’ reports	24,009
Registration fees	14,809
Loan commitment fees—Note 2	4,274
Interest expense—Note 2	1,069
Miscellaneous	30,434
Total Expenses	2,988,299
Less—reduction in management fee
due to undertaking—Note 3(a)	(46,255)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(25,382)
Net Expenses	2,916,662
Investment Income—Net	13,620,875

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,682,558)
Net unrealized appreciation (depreciation) on investments	2,271,258
Net Realized and Unrealized Gain (Loss) on Investments	588,700
Net Increase in Net Assets Resulting from Operations	14,209,575

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007	Year Ended
	(Unaudited)	May 31, 2007

Operations ($):
Investment income—net	13,620,875	28,474,735
Net realized gain (loss) on investments	(1,682,558)	1,555,300
Net unrealized appreciation
(depreciation) on investments	2,271,258	1,036,245
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,209,575	31,066,280

Dividends to Shareholders from ($):
Investment income—net	(13,639,442)	(28,452,297)
Net realized gain on investments	—	(132,065)
Total Dividends	(13,639,442)	(28,584,362)

Capital Stock Transactions ($):
Net proceeds from shares sold	17,141,809	31,568,888
Dividends reinvested	10,282,937	21,527,545
Cost of shares redeemed	(48,562,697)	(110,907,578)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(21,137,951)	(57,811,145)
Total Increase (Decrease) in Net Assets	(20,567,818)	(55,329,227)

Net Assets ($):
Beginning of Period	734,047,809	789,377,036
End of Period	713,479,991	734,047,809
Distribution in excess of investment income—net	(18,567)	—

Capital Share Transactions (Shares):
Shares sold	1,303,134	2,373,529
Shares issued for dividends reinvested	780,913	1,619,101
Shares redeemed	(3,694,346)	(8,340,483)
Net Increase (Decrease) in Shares Outstanding	(1,610,299)	(4,347,853)

See notes to financial statements.

T h e F u n d 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended November 30, 2007

			Year Ended May 31,

	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	13.21	13.18	13.51	13.28	13.91	13.42
Investment Operations:
Investment income—net [a]	.25	.49	.49	.50	.52	.57
Net realized and unrealized
gain (loss) on investments	.02	.03	(.33)	.23	(.63)	.49
Total from Investment Operations	.27	.52	.16	.73	(.11)	1.06
Distributions:
Dividends from
investment income—net	(.25)	(.49)	(.49)	(.50)	(.52)	(.57)
Net asset value, end of period	13.23	13.21	13.18	13.51	13.28	13.91

Total Return (%)	2.07[b]	4.03	1.23	5.59	(.81)	8.09

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83[c]	.80	.74	.73	.74	.74
Ratio of net expenses
to average net assets	.81[c]	.80	.74	.73	.74	.74
Ratio of net investment
income to average net assets	3.80[c]	3.72	3.70	3.70	3.86	4.23
Portfolio Turnover Rate	12.51[b]	23.87	28.51	37.33	35.07	41.30

Net Assets, end of period
($ x 1,000)	713,480	734,048	789,377	873,038	904,217	1,047,752

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. On July 1, 2007, Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”).As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration

T h e F u n d 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management believes that the application of this standard does not have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $3,876,985 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2007. If not applied, the carryover expires in fiscal 2011.

The tax characters of distributions paid to shareholders during the fiscal year ended May 31, 2007 were as follows: tax exempt income $28,452,297 and ordinary income $132,065.The tax character of current year distributions will be determined at the end of the current fiscal year.

T h e F u n d 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended November 30, 2007, was approximately $20,200, with a related weighted average annualized interest rate of 5.29% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from June 1,2007 through November 30, 2007 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $46,255 during the period ended November 30, 2007.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2007, the fund was charged $147,921 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2007, the fund was charged $120,048 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, the fund was charge $27,242 for providing custodial services for the fund for the five months ended November 30, 2007. Prior to becoming an affiliate,The Bank of New York was paid $4,321 for the custody services to the fund for the month ended June 30, 2007.

During the period ended November 30, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $346,184, custodian fees $15,036, chief compliance officer fees $3,214 and transfer agency per account fees $39,389, which are offset against an expense reimbursement currently in effect in the amount of $45,564.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A .10% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of their issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended November 30, 2007, redemption fee charged and retained by the fund amounted to $1. Effective December 1, 2007, the fund will no longer assess a redemption fee on shares that are reassessed or exchanged before the end of the required holding period.The fund reserves the right to reimpose a redemption fee in the future.

T h e F u n d 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2007, amounted to $90,480,723 and $129,053,769, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At November 30, 2007, accumulated net unrealized appreciation on investments was $10,845,538 consisting of $14,431,343 gross unrealized appreciation and $3,585,805 gross unrealized depreciation.

At November 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization

On September 7, 2007, the Board of Directors approved the fund entering into an Agreement and Plan of Reorganization with Dreyfus Florida Intermediate Municipal Bond Fund (the “Acquired Fund”), providing for the Acquired Fund to merge into the fund as part of a tax-free reorganization.The merger, which was subject to the approval of the Acquired Fund’s shareholders (which approval was obtained on November 12, 2007), occurred on the close of business December 3, 2007. On the merger date, the Acquired Fund exchanged all of its assets at net asset value, subject to liabilities, for an equivalent value of shares of the fund. Such shares were distributed pro rata to shareholders of the Acquired Fund so that each shareholder receives a number of shares of the fund equal to the aggregate net asset value of the shareholder’s Acquired Fund shares.

T h e F u n d 37

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on October 29, 2007 and October 30, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended September 30, 2007, as well as comparisons of total return performance for various periods ended September 30, 2007 and yield performance for one-year periods ended September 30th for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2007. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were higher than the respective Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio was slightly lower than the Expense Group median and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund’s total return performance was variously at, higher than, and lower than, the respective Performance Group medians for each reported time period, and higher than the respective Performance Universe medians for each reported time period except that 1-year and 10-year periods.

T h e F u n d 39

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

On a yield performance basis, the Board noted that the fund’s 1-year yield performance for the past 10 annual periods was at, or higher than, the Performance Group median, and higher than the Performance Universe median, for each reported annual period.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds, to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the rele-

vant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

T h e F u n d 41

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)